FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques	As of December 31, 2021, the Company has approximately 4.0 million Private Placement Warrants outstanding.
December 31, 2021
Private Placement Warrants Fair Value Per Share	$0.99
Private and Public Placement Warrant valuation inputs:
Stock price	$4.78
Strike price	$11.50
Remaining contractual term in years	3.54
Estimated volatility	60.0%
Dividend yield	0.0%
Risk free interest rate	1.05%
The following table presents the contingent consideration assumptions.
Aimtell / PushPros
CYE2021 Revenue - Actual	$7,193,881
CYE2022 Revenue - Expectations	$11,259,147
CYE2023 Revenue - Expectations	$14,636,891
CYE2022 Risk Adjusted Revenue	$10,883,930
CYE2023 Risk Adjusted Revenue	$13,224,456
Revenue Volatility	25%
Iteration (actual)	100,000
Risk adjustment discount rate	7.25%
Risk free / Credit risk	6.5%
Days gap from period end to payment	90
Aramis
CYE2022 Earnout Successful Probability	99.0%
Iteration (actual)	100,000
Risk free / Credit risk	6.5%
Days gap from period end to payment	90
Crisp Results
EBITDA Historical - 9 Months	7,749,580
EBITDA Expectations - 3 Months	1,800,000
Risk adjusted EBITDA	1,768,807
EBITDA volatility	60%
Iterations (actual)	100,000
Risk adjustment discount rate	16.5%
Risk free / Credit risk	6.5%
Days gap from period end to payment	90

Fair Value Measurements, Recurring and Nonrecurring
The following table presents assets and liabilities measured at fair value on a recurrent basis (in thousands):
		December 31, 2020
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Warrant Liabilities	Total liabilities	$—	$—	$22,080	$22,080
Total		$—	$—	$22,080	$22,080
		December 31, 2021
Category	Balance Sheet Location	Level 1	Level 2	Level 3	Total
Liabilities:
Private Warrant Liabilities	Total liabilities	$ —	$ —	$3,960	$3,960
Contingent consideration - current	Contingent consideration payable			$7,370	$7,370
Contingent consideration -non-current	Contingent consideration payable	$ —	$ —	$1,069	$1,069
Total		$ —	$ —	$12,399	$12,399

Fair Value, Liabilities Measured on Recurring Basis, Level 2 Input Reconciliation
The following table represents the change in the warrant liability and contingent consideration (in thousands):
	Private Placement Warrants	Contingent Consideration
Beginning January 1, 2020	$ —	$1,000
Additions	13,240	—
Changes in fair value	8,840	—
Settlements	—	(1,000)
Balance December 31, 2020	22,080	—
Additions	—	7,333
Changes in fair value	(18,115)	1,106
Settlements	(5)	—
Ending December 31, 2021	$3,960	8,439